Material Agreements (Details) - USD ($)		1 Months Ended		3 Months Ended
	Jun. 10, 2019	Jul. 31, 2019	May 31, 2019	Sep. 30, 2019	Sep. 30, 2018
Other Commitments [Line Items]
Shares issued for services				475,000
Shares issued for services, value				$ 1,203,300
Employment Agreement [Member]
Other Commitments [Line Items]
Annual salary per year of former owner				$ 185,000
Percentage of annual bonus per year				15.00%
Percentage of maintenance ownership in Galaxy				8.00%
Consulting Agreement [Member]
Other Commitments [Line Items]
Consulting service fees and expense				$ 15,000	$ 110,000
Monthly payment terms of common stock at renewal			$ 15,000
Monthly payment terms of shares of common stock at renewal			450,000
Shares owed by consultant			210,000
Shares issued for services		210,000
Shares issued for services, value		$ 400,000
Consulting Agreement [Member] | Stock Plan [Member]
Other Commitments [Line Items]
Shares issued			450,000
Consulting Agreement May 2018 [Member]
Other Commitments [Line Items]
Consulting service fees and expense				0	23,000
Consulting Agreement May 2018 [Member] | Advisor [Member]
Other Commitments [Line Items]
Consulting service fees and expense				$ 4,000
Shares issued for services				10,000
Shares issued for services, value				$ 15,000
Consulting Agreement April 2018 [Member]
Other Commitments [Line Items]
Consulting service fees and expense					$ 35,000
Consulting Agreement April 2018 [Member] | Advisor [Member]
Other Commitments [Line Items]
Minimum purchase commitment				2,000,000
Consulting service fees and expense				$ 25,000
Shares issued for services				25,000
Agency Agreement [Member]
Other Commitments [Line Items]
Consulting service fees and expense				$ 11,600
Agency Agreement [Member] | Minimum [Member]
Other Commitments [Line Items]
Percentage of finder's fee				4.00%
Agency Agreement [Member] | Maximum [Member]
Other Commitments [Line Items]
Percentage of finder's fee				8.00%
Financial Advisory Engagement [Member]
Other Commitments [Line Items]
Consulting service fees and expense				$ 667,500
Financial Advisory Engagement [Member] | Financial advisor [Member]
Other Commitments [Line Items]
Shares issued		250,000
Business Development and Marketing Agreement [Member]
Other Commitments [Line Items]
Consulting service fees and expense	$ 20,000			$ 169,300
Shares issued	15,000
Business Development and Marketing Agreement [Member] | Consultant [Member]
Other Commitments [Line Items]
Shares issued for services				60,000
Capital Transaction Services Agreement [Member]
Other Commitments [Line Items]
Consulting service fees and expense				$ 3,500
Consulting Agreement May 2019 [Member] | Advisor [Member]
Other Commitments [Line Items]
Consulting service fees and expense				4,000
Monthly payment of consulting services				8,000
Monthly payment of consulting services in cash				2,000
Monthly payment terms of common stock at renewal				$ 6,000
Consulting Agreement August 2019 [Member] | Advisor [Member]
Other Commitments [Line Items]
Shares issued for services				35,000
Shares issued for services, value				$ 35,000